COMMITMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 HKD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Capital commitments of property, plant and equipment
Contracted, but not provided for		¥ 2,967,541	¥ 7,594,756
Commitments under operating leases
Total commitments under operating leases	$ 15,315	15,315,482	15,536,899
Other capital commitments
Commitments to make capital contributions		374,800	1,018,639
Associates
Other capital commitments
Commitments to make capital contributions		374,800	739,975
Joint ventures
Other capital commitments
Commitments to make capital contributions			278,664
Within 1 year
Commitments under operating leases
Total commitments under operating leases		658,574	515,276
In the second to fifth years, inclusive
Commitments under operating leases
Total commitments under operating leases		2,112,800	1,925,606
After 5 years
Commitments under operating leases
Total commitments under operating leases		¥ 12,544,108	¥ 13,096,017